Earnings Per Share - Weighted average number of ordinary shares outstanding basic (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of ordinary shares outstanding basic
Issued shares outstanding at 1 January	679,469,076	679,598,330	685,601,126
Effect of treasury stock	(287,218)	(206,812)	4,044,189
Weighted average number of ordinary shares outstanding (basic) at 31 December	679,756,294	679,805,142	681,556,937